IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and non-interest-bearing deposits with banks	$ 37,768	$ 4,754	$ 3,840	$ 4,178	$ 4,088	$ 4,380
Interest-bearing deposits with banks	17,703		13,519
Securities	133,806		121,310
Cash collateral on securities borrowed	5,732		3,664
Securities purchased under resale agreements	65,974		56,111
Loans
Residential mortgages	213,254		208,652
Personal	42,327		43,651
Credit card	11,214		12,755
Business and government	147,855		125,798
Allowance for credit losses	(3,064)	(1,948)	(1,915)	(1,751)
Derivative instruments	40,319		23,895
Customers' liability under acceptances	8,993		9,167
Other assets	37,255
Total assets	759,136		651,604
Liabilities
Deposits	543,788		485,712
Obligations related to securities sold short	14,939		15,635
Cash collateral on securities lent	1,572		1,822
Obligations related to securities sold under repurchase agreements	79,777		51,801
Derivative instruments	41,188		25,113
Acceptances	9,051		9,188
Other liabilities	23,750
Subordinated indebtedness	4,818		4,684
Equity	40,253	$ 39,230	38,580	$ 37,213
Total liabilities and equities	759,136		651,604
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	37,768
Interest-bearing deposits with banks	17,703
Securities	2,903
Cash collateral on securities borrowed	5,732
Securities purchased under resale agreements	40,094
Loans
Residential mortgages	2,908
Personal	732
Credit card	235
Business and government	15,033
Derivative instruments	4,186
Customers' liability under acceptances	7,762
Total assets	135,056		86,873
Liabilities
Deposits	23,669
Obligations related to securities sold short	14,939
Cash collateral on securities lent	1,572
Obligations related to securities sold under repurchase agreements	41,023
Derivative instruments	3,990
Acceptances	7,820
Other liabilities	22
Total liabilities and equities	93,035		88,803
Later than one months and not later than three months [member]
Assets
Securities	4,554
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	17,398
Loans
Residential mortgages	7,531
Personal	773
Credit card	471
Business and government	6,137
Derivative instruments	4,396
Customers' liability under acceptances	1,072
Total assets	42,332		37,026
Liabilities
Deposits	34,099
Obligations related to securities sold under repurchase agreements	13,922
Derivative instruments	4,851
Acceptances	1,072
Other liabilities	46
Total liabilities and equities	53,990		43,539
3 - 6 months [member]
Assets
Securities	3,428
Securities purchased under resale agreements	5,690
Loans
Residential mortgages	12,510
Personal	967
Credit card	706
Business and government	5,179
Derivative instruments	2,233
Customers' liability under acceptances	148
Total assets	30,861		27,740
Liabilities
Deposits	46,654
Obligations related to securities sold under repurchase agreements	5,971
Derivative instruments	2,595
Acceptances	148
Other liabilities	68
Total liabilities and equities	55,436		44,607
6 - 9 months [Member]
Assets
Securities	2,649
Securities purchased under resale agreements	1,694
Loans
Residential mortgages	10,169
Personal	1,029
Credit card	706
Business and government	5,627
Derivative instruments	2,991
Customers' liability under acceptances	1
Total assets	24,866		26,478
Liabilities
Deposits	28,466
Obligations related to securities sold under repurchase agreements	49
Derivative instruments	5,160
Acceptances	1
Other liabilities	68
Total liabilities and equities	33,744		33,034
9 - 12 months [Member]
Assets
Securities	5,094
Securities purchased under resale agreements	1,098
Loans
Residential mortgages	9,392
Personal	1,326
Credit card	706
Business and government	8,976
Derivative instruments	1,729
Customers' liability under acceptances	10
Total assets	28,331		23,115
Liabilities
Deposits	31,171
Obligations related to securities sold under repurchase agreements	17,312
Derivative instruments	2,254
Acceptances	10
Other liabilities	68
Total liabilities and equities	50,815		26,078
1 - 2 years [member]
Assets
Securities	15,018
Loans
Residential mortgages	45,160
Personal	453
Credit card	2,826
Business and government	24,821
Derivative instruments	4,053
Total assets	92,331		78,483
Liabilities
Deposits	24,858
Obligations related to securities sold under repurchase agreements	1,500
Derivative instruments	4,920
Other liabilities	264
Total liabilities and equities	31,542		31,643
2 - 5 years [member]
Assets
Securities	41,037
Loans
Residential mortgages	116,050
Personal	2,859
Credit card	5,564
Business and government	54,248
Derivative instruments	7,809
Total assets	227,567		201,231
Liabilities
Deposits	59,649
Derivative instruments	6,575
Other liabilities	634
Total liabilities and equities	66,858		54,407
Over five year [member]
Assets
Securities	32,332
Loans
Residential mortgages	8,931
Personal	2,699
Business and government	16,483
Derivative instruments	12,922
Total assets	73,367		59,883
Liabilities
Deposits	12,215
Derivative instruments	10,843
Other liabilities	462
Subordinated indebtedness	4,818
Total liabilities and equities	28,338		22,781
No specific maturity [member]
Assets
Securities	26,791
Loans
Residential mortgages	603
Personal	31,489
Business and government	11,351
Allowance for credit losses	(3,064)
Other assets	37,255
Total assets	104,425		110,775
Liabilities
Deposits	283,007
Other liabilities	22,118
Subordinated indebtedness	0
Equity	40,253
Total liabilities and equities	$ 345,378		$ 306,712